Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents original maturity period		Three months or less
Reclassification of Debt Issuance Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of debt issuance costs from other assets to long-term debt due after one year under the new accounting pronouncement	$ 23.5